Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Earnings per Share

	2023	2022	2021
Profit from operations attributable to equity holders of the Group	226,291	108,138	130,669
Weighted average number of shares in issue (thousands)	107,092	110,079	115,148
Basic earnings per share	2.113	0.982	1.135

	2023	2022	2021
Profit from operations attributable to equity holders of the Group	226,291	108,138	130,669
Weighted average number of shares in issue (thousands)	107,092	110,079	115,148
Adjustments for:
- Employee share options and restricted units (thousands)	401	361	466
Weighted average number of shares for diluted earnings per share (thousands)	107,493	110,440	115,614
Diluted earnings per share	2.105	0.979	1.130